Quarterly Holdings Report
for
Fidelity® Telecom and Utilities Fund
October 31, 2024
UIF-NPRT3-1224
1.809082.121
Common Stocks - 97.9%
	Shares	Value ($)
UNITED KINGDOM - 0.9%
Communication Services - 0.9%
Diversified Telecommunication Services - 0.9%
BT Group PLC	5,975,608	10,652,505
UNITED STATES - 97.0%
Communication Services - 22.9%
Diversified Telecommunication Services - 16.5%
AT&T Inc	4,951,400	111,604,556
Cogent Communications Holdings Inc (b)	68,900	5,530,603
GCI Liberty Inc Class A (c)	175,031	2
Lumen Technologies Inc (a)	687,100	4,390,569
Verizon Communications Inc	1,683,400	70,921,642
		192,447,372
Wireless Telecommunication Services - 6.4%
T-Mobile US Inc	246,269	54,957,390
Telephone and Data Systems Inc	697,870	20,761,632
		75,719,022
TOTAL COMMUNICATION SERVICES		268,166,394

Financials - 0.2%
Capital Markets - 0.2%
Kayne Anderson BDC Inc	122,500	2,000,425
Industrials - 0.6%
Electrical Equipment - 0.6%
NEXTracker Inc Class A (a)	268	10,672
Sunrun Inc (a)(b)	520,000	7,514,000
		7,524,672
Utilities - 73.3%
Electric Utilities - 53.4%
American Electric Power Co Inc	350,105	34,572,869
Constellation Energy Corp	191,314	50,307,929
Duke Energy Corp	500,000	57,635,000
Edison International	621,228	51,189,187
Entergy Corp	343,715	53,200,208
Eversource Energy	500,100	32,931,585
FirstEnergy Corp	680,477	28,464,353
Hawaiian Electric Industries Inc (a)	1,023,858	10,515,021
NextEra Energy Inc	1,165,174	92,340,040
NRG Energy Inc	276,472	24,993,069
PG&E Corp	4,027,274	81,431,480
PPL Corp	954,707	31,085,260
Southern Co/The	577,765	52,593,948
Xcel Energy Inc	337,600	22,555,056
		623,815,005
Gas Utilities - 0.6%
UGI Corp	270,600	6,470,046
Independent Power and Renewable Electricity Producers - 5.4%
AES Corp/The	822,400	13,561,376
NextEra Energy Partners LP	148,254	2,868,715
Vistra Corp	371,221	46,387,776
		62,817,867
Multi-Utilities - 13.9%
CenterPoint Energy Inc	877,383	25,909,120
Dominion Energy Inc	506,004	30,122,418
NiSource Inc	463,200	16,286,112
Public Service Enterprise Group Inc	433,000	38,714,530
Sempra	619,031	51,608,615
		162,640,795
TOTAL UTILITIES		855,743,713

TOTAL UNITED STATES		1,133,435,204
TOTAL COMMON STOCKS (Cost $762,691,025)		1,144,087,709

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (d)	4.87	27,761,964	27,767,517
Fidelity Securities Lending Cash Central Fund (d)(e)	4.87	7,308,294	7,309,024
TOTAL MONEY MARKET FUNDS (Cost $35,076,542)			35,076,541

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $797,767,567)	1,179,164,250
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(10,024,614)
NET ASSETS - 100.0%	1,169,139,636

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	19,640,751	227,260,592	219,133,898	740,972	72	-	27,767,517	0.1%
Fidelity Securities Lending Cash Central Fund	7,928,475	122,011,152	122,630,603	20,213	-	-	7,309,024	0.0%
Total	27,569,226	349,271,744	341,764,501	761,185	72	-	35,076,541

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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